SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED PAYMENTS (Tables) [Line Items]
Charges to Income Statement [text block]	The charge to the income statement is set out below:

	2019	2018	2017
	£m	£m	£m
Deferred bonus plan	261	325	313
Executive and SAYE plans:
Options granted in the year	16	14	17
Options granted in prior years	59	71	81
	75	85	98
Share plans:
Shares granted in the year	17	16	17
Shares granted in prior years	20	17	9
	37	33	26
Total charge to the income statement	373	443	437

Disclosure Of Share Based Payments Movements [text block]	Movements in the number of share options outstanding under the SAYE schemes are set out below:

	2019			2018
		Weighted			Weighted
		average			average
	Number of	exercise price		Number of	exercise price
	options	(pence	)	options	(pence	)
Outstanding at 1 January	802,994,918	49.30		860,867,088	51.34
Granted	487,654,212	39.87		188,866,162	47.92
Exercised	(27,303,963)	51.23		(135,721,404)	59.00
Forfeited	(15,830,204)	48.69		(22,909,999)	49.85
Cancelled	(130,068,149)	49.03		(78,073,042)	50.66
Expired	(49,352,741)	58.74		(10,033,887)	55.20
Outstanding at 31 December	1,068,094,073	44.55		802,994,918	49.30
Exercisable at 31 December	227,139	60.70		68,378	60.02
	2019			2018
		Weighted			Weighted
		average			average
	Number of	exercise price		Number of	exercise price
	options	(pence	)	options	(pence	)
Outstanding at 1 January	10,263,028	Nil		14,523,989	Nil
Granted	2,336,171	Nil		3,914,599	Nil
Exercised	(4,455,481)	Nil		(6,854,043)	Nil
Vested	(69,005)	Nil		(148,109)	Nil
Forfeited	(39,250)	Nil		(662,985)	Nil
Lapsed	(400,825)	Nil		(510,423)	Nil
Outstanding at 31 December	7,634,638	Nil		10,263,028	Nil
Exercisable at 31 December	2,683,267	Nil		3,305,442	Nil

Disclosure Of Share Based Payments Assumptions [text block]	The fair value calculations at 31 December 2019 for grants made in the year, using Black-Scholes models and Monte Carlo simulation, are based on the following assumptions:

		Executive
		Share Plan
	Save-As-You-Earn	2003	LTIP	CFO Buyout
Weighted average risk-free interest rate	0.36%	0.62%	0.83%	0.64%
Weighted average expected life	3.2 years	1.3 years	3.7 years	1.4 years
Weighted average expected volatility	20%	23%	27%	19%
Weighted average expected dividend yield	4.0%	4.0%	4.0%	4.0%
Weighted average share price	£0.53	£0.62	£0.63	£0.58
Weighted average exercise price	£0.40	Nil	Nil	Nil

Lloyds Banking Group Executive Share Plan 2006 [Member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]
	2019	2018
	Number of	Number of
	shares	shares
Outstanding at 1 January	417,385,636	370,804,915
Granted	174,490,843	160,586,201
Vested	(88,318,950)	(73,270,301)
Forfeited	(55,029,439)	(48,108,870)
Dividend award	11,376,655	7,373,691
Outstanding at 31 December	459,904,745	417,385,636

CFO Buyout [Member]
SHARE-BASED PAYMENTS (Tables) [Line Items]
Disclosure Of Share Based Payments Movements [text block]
2019
Number of
shares
Outstanding at 1 January	–
Granted	4,086,632
Exercised	(818,172)
Outstanding at 31 December	3,268,460